DEFINED CONTRIBUTION PLANS	12 Months Ended
Dec. 31, 2022
Seamless Group Inc [Member]
DEFINED CONTRIBUTION PLANS

15 Defined contribution plans

The Company contributes to an employment provident fund in respect of its employees in Hong Kong, Malaysia, and a central provision fund run by the Singapore government in respect of its employees in Singapore. The expenses related to these plans were US$611,884 and US$440,725 for the years ended December 31, 2022 and 2021, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS